EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
EXPLORATION AND EVALUATION ASSETS
Schedule of exploration and evaluation assets

	Canada		US	Greenland
	Post Creek Property	Halcyon Property	Section 35 Property	Maniitsoq Property	Total
Acquisition
Balance, December 31, 2016	268	206	3	20	497
Acquisition costs – cash	10	8	3	16	37

Balance, December 31, 2017	278	214	6	36	534

Exploration
Balance, December 31, 2016	1,085	173	—	36,587	37,845

Administration	2	—	—	516	518
Camp operations	—	—	—	3,004	3,004
Corporate social responsibility	—	—	—	37	37
Drilling expenses	—	—	—	3,337	3,337
Environment, health and safety	—	—	—	99	99
Geology	48	14	—	691	753
Geophysics	2	—	—	1,014	1,016
Infrastructure	—	—	—	255	255
Helicopter charter aircraft	—	—	—	3,058	3,058
Property maintenance	—	—	—	7	7
Technical studies	1	—	—	30	31

	53	14	—	12,048	12,115

Balance, December 31, 2017	1,138	187	—	48,635	49,960

Total, December 31, 2017	1,416	401	6	48,671	50,494

	Canada		US	Greenland

	Post Creek Property	Halcyon Property	Section 35 Property	Maniitsoq Property	Total

Acquisition
Balance, December 31, 2015	258	198	—	11	467
Acquisition costs – cash	10	8	3	9	30

Balance, December 31, 2016	268	206	3	20	497

Exploration
Balance, December 31, 2015	1,005	148	—	28,083	29,236

Administration	—	—	—	132	132
Corporate social responsibility	—	—	—	63	63
Drilling expenses	1	—	—	1,799	1,800
Environment, health and safety	—	—	—	2	2
Camp operations	—	—	—	2,160	2,160
Helicopter charter aircraft	—	—	—	2,472	2,472
Geology	78	25	—	858	961
Geophysics	—	—	—	954	954
Remote sensing	—	—	—	68	68
Technical studies (recovery)	1	—	—	(4)	(3)

	80	25	—	8,504	8,609

Balance, December 31,2016	1,085	173	—	36,587	37,845

Total, December 31, 2016	1,353	379	3	36,607	38,342